Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.125 per share
Amount Registered | shares	86,250,000
Proposed Maximum Offering Price per Unit	13.07
Maximum Aggregate Offering Price	$ 1,127,287,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 155,678.4
Offering Note
(1) Includes additional Common Shares that may be purchased by the underwriter.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) based on the average high and low prices of the Common Shares on the New York Stock Exchange on October 23, 2025.
(3) Calculated in accordance with Rule 457(r) and Rule 457(c) of the Securities Act of 1933.